Significant Accounting Policies - Schedule of Amortization Periods Right of Use Assets (Details)	12 Months Ended
Dec. 31, 2025
Schedule of Amortization Periods Right of Use Assets [Line Items]
Office space, Mainly	15
Bottom of range [member]
Schedule of Amortization Periods Right of Use Assets [Line Items]
Office space, Years	1 year
Top of range [member]
Schedule of Amortization Periods Right of Use Assets [Line Items]
Office space, Years	15 years 9 months